31. RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
Schedule of total remuneration and benefits paid to professionals

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.19	12.31.18	12.31.17
Salary and profit sharing	59,589	40,082	32,796
Short term benefits (1)	257	47	406
Private pension	893	564	568
Post-employment benefits	125	132	246
Termination benefits	16,275	10,070	5,825
Share-based payment	12,052	5,621	17,010
	89,191	56,516	56,851

(1)       Comprises: 9medical assistance, educational expenses and others.